Leases - Maturities of Operating Lease Liabilities (Details) $ in Millions	Nov. 30, 2020 USD ($)
Leases [Abstract]
2021	$ 204
2022	176
2023	159
2024	147
2025	143
Thereafter	936
Total lease payments	1,765
Less: Present value discount	(341)
Operating lease liabilities	$ 1,424